Operating leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Rental expense for operating leases	$ 391	$ 436	$ 474
Minimum payments for operating leases having initial or remaining non-cancelable terms
2015	229
2016	174
2017	125
2018	92
2019	65
Thereafter	189
Total	$ 874